Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Balances and Transactions with Associates and Joint Ventures
The tables below presents the balances with associates and joint ventures as of December 31, 2025, 2024 and 2023:

	2025
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities	Contract assets
	Non-current	Current	Current	Non- current	Current	Current	Current	Current
Joint Ventures:
YPF EE	-	6	6	-	4	32	-	-
Profertil (1)	-	-	-	-	-	-	-	-
MEGA	-	-	33	-	-	-	-	3
Refinor (2)	-	-	-	-	-	-	-	-
OLCLP (3)	-	-	-	-	-	-	-	-
Sustentator	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-	-
OTA	-	1	-	-	-	4	-	-
OTC	-	-	-	-	-	-	-	-

	-	7	39	-	4	36	-	3

Associates:
CDS	-	-	1	-	-	-	-	-
YPF Gas	-	-	10	-	-	1	-	-
Oldelval	154	13	-	-	4	33	-	-
Termap	-	-	-	-	-	2	-	-
GPA	-	-	-	-	-	2	-	-
OTAMERICA	46	-	1	-	1	3	-	-
Gas Austral	-	-	-	-	-	-	-	-
VMOS	-	16	53	-	-	-	44	-

	200	29	65	-	5	41	44	-

	200	36	104	-	9	77	44	3

	2024
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities	Contract assets
	Non-current	Current	Current	Non- current	Current	Current	Current	Current
Joint Ventures:
YPF EE	-	5	4	-	3	43	-	-
Profertil (1)	-	-	14	-	-	17	-	-
MEGA	-	-	50	-	-	1	-	16
Refinor (2)	-	-	11	-	-	1	-	-
OLCLP (3)	-	-	-	-	-	3	-	-
Sustentator	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-	-
OTA	-	-	-	-	-	2	-	-
OTC	-	-	-	-	-	-	-	-

	-	5	79	-	3	67	-	16

Associates:
CDS	-	-	1	-	-	-	-	-
YPF Gas	-	1	20	-	-	1	-	-
Oldelval	140	4	-	-	4	13	-	-
Termap	-	-	-	-	-	3	-	-
GPA	-	-	-	-	-	4	-	-
OTAMERICA	19	8	-	-	-	4	-	-
Gas Austral	-	-	-	-	-	-	-	-
VMOS	-	17	-	-	-	-	-	-

	159	30	21	-	4	25	-	-

	159	35	100	-	7	92	-	16

	2023
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities	Contract assets
	Non-current	Current	Current	Non- current	Current	Current	Current	Current
Joint Ventures:
YPF EE	-	5	5	4	-	39	-	-
Profertil (1)	-	-	15	-	-	15	-	-
MEGA	-	-	15	-	-	-	-	3
Refinor (2)	-	-	12	-	4	1	-	-
OLCLP (3)	-	-	-	-	-	2	-	-
Sustentator	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-	-
OTA	-	-	-	-	-	1	-	-
OTC	-	-	-	-	-	1	-	-

	-	5	47	4	4	59	-	3

Associates:
CDS	-	-	-	-	-	-	-	-
YPF Gas	-	1	6	-	-	1	-	-
Oldelval	43	-	-	4	-	10	-	-
Termap	-	-	-	-	-	2	-	-
GPA	-	-	-	-	-	1	-	-
OTAMERICA	-	-	-	-	-	4	-	-
Gas Austral	-	-	-	-	-	-	-	-
VMOS	-	-	-	-	-	-	-	-

	43	1	6	4	-	18	-	-

	43	6	53	8	4	77	-	3

(1)	See Note 3.
(2)	Since October 28, 2025 Refinor is a subsidiary of YPF, see Note 3.
(3)	Since June 4, 2025, OLCLP is a subsidiary of YPF, see Note 3.

The table below present the transactions with associates and joint ventures as of December 31, 2025, 2024 and 2023:

	2025			2024			2023
	Revenues	Costs and expenses	Net interest income (loss)	Revenues	Costs and expenses	Net interest income (loss)	Revenues	Costs and expenses	Net interest income (loss)
Joint Ventures:
YPF EE	22	134	-	25	110	-	24	115	1
Profertil (1)	74	110	-	100	121	-	73	135	-
MEGA	366	1	-	362	10	-	256	3	1
Refinor (2)	59	10	-	68	11	2	94	22	-
OLCLP (3)	-	5	-	1	14	-	1	13	-
Sustentator	-	-	-	-	-	-	1	-	-
CT Barragán	-	-	-	-	-	-	-	-	-
OTA	-	23	-	-	20	-	-	8	-
OTC	-	-	-	-	-	-	-	3	-

	521	283	-	556	286	2	449	299	2

Associates:
CDS	7	-	-	1	-	-	-	-	-
YPF Gas	86	3	-	67	3	-	52	6	1
Oldelval	1	122	-	1	62	-	-	60	-
Termap	-	20	-	-	23	-	-	22	-
GPA	-	23	-	-	21	-	-	16	-
OTAMERICA	4	47	-	-	30	-	-	26	-
Gas Austral	3	-	-	3	-	-	3	-	-
VMOS	84	-	-	-	-	-	-	-	-

	185	215	-	72	139	-	55	130	1

	706	498	-	628	425	2	504	429	3

(1)	On December 18, 2025, YPF sale its equity participation in Profertil. Transactions up to that date are presented in the joint venture section, see Note 3.
(2)	Since October 28, 2025 Refinor is a subsidiary of YPF, see Note 3.
(3)	Since June 4, 2025, OLCLP is a subsidiary of YPF, see Note 3.

Information about Public Sector Related Entities
Additionally, in the normal course of business and considering being the main energy group of Argentina, the Group’s clients and suppliers portfolio encompasses both private sector as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances (17)			Transactions
		Receivables / (Liabilities)			Income / (Costs)
Clients / Suppliers	Ref.	2025	2024	2023	2025	2024	2023
SE	(1) (16)	41	20	23	148	150	195
SE	(2) (16)	1	6	2	6	6	6
SE	(3) (16)	-	-	-	-	-	-
SE	(4) (16)	4	5	4	10	10	7
SE	(5) (16)	5	7	8	-	-	-
Secretary of Transport	(6) (16)	4	-	2	-	3	25
ARCA	(7) (16)	-	-	20	-	-	83
Secretary of Industry	(8) (16)	-	-	-	-	-	-
CAMMESA	(9)	87	80	59	429	443	374
CAMMESA	(10)	(1)	(2)	(3)	(16)	(46)	(49)
ENARSA	(11)	127	67	25	294	223	141
ENARSA	(12)	(33)	(68)	(62)	(40)	(63)	(52)
Aerolíneas Argentinas S.A.	(13)	33	27	43	297	319	383
Aerolíneas Argentinas S.A.	(14)	-	-	-	-	-	(1)
Agua y Saneamientos Argentinos S.A.	(15)	-	-	2	-	-	-

(1)	Benefits for the Plan GasAr 2020-2024 and Plan GasAr 2023-2028, see Note 35.f.1).
(2)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks, see Note 35.f.2) “Propane Network Agreement“ section.
(3)
Benefits for the recognition of the financial cost generated by payment deferral by providers of the distribution service of natural gas and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors,
transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(4)	Compensation for the lower income that natural gas distribution service by networks licensed companies receive from their users, see Note 35.c.3).
(5)	Compensation by Decree No. 1,053/2018. See Note 35.c.1).
(6)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(7)	Benefits of the RIAIC. See Note 35.h.3).
(8)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA, through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(9)	Sales of fuel oil, diesel, natural gas and transportation and distribution services.

(10)	Purchases of electrical energy.

(11)	Sales of natural gas and provision of regasification service of LNG and construction inspection service.

(12)	Purchases of natural gas and crude oil.

(13)	Sales of jet fuel.

(14)	Purchases of miles for YPF Serviclub Program and publicity expenses.

(15)	Receivables for sales of assets.

(16)	Income from incentives recognized according to IAS 20, see Note 2.b.12) “Income from Government incentive programs” section.

(17)	Do not include, if applicable, the provision for doubtful trade receivables.

Summary of Compensation of Key Management Personnel
The table below presents the accrued compensation for the YPF’s key management personnel, including members of the Board of Directors and first-line executives, managers with executive functions appointed by the Board of Directors, for the years ended December 31, 2025, 2024 and 2025:

	2025	2024	2023
Short-term benefits (1)	25	28	10
Share-based benefits (2)	27	30	1
Post-retirement benefits	1	1	-
Termination benefits	3	-	3

	56	59	14

(1)	Does not include social security contributions of 6, 6 and 2 for the years ended December 31, 2025, 2024 and 2023, respectively.
(2)	Includes Value Generation Plan, see Note 37.